Investments in Unconsolidated Businesses	12 Months Ended
Dec. 31, 2014
Investments in Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2014	2013
Equity Investees
Vodafone Omnitel(1)	–	$–	$2,511
Other	Various	677	818

Total equity investees		677	3,329

Cost Investees	Various	125	103

Total investments in unconsolidated businesses		$802	$3,432

(1)	Prior to the completion of the Wireless Transaction on February 21, 2014, Verizon held a 23.1% ownership interest in Vodafone Omnitel.

Dividends and repatriations of foreign earnings received from these investees were not significant in 2014 and 2013 and $0.4 billion in 2012. See Note 13 regarding undistributed earnings of our foreign subsidiaries.

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. As part of the consideration of the Wireless Transaction, a subsidiary of Verizon sold its entire ownership interest in Vodafone Omnitel to a subsidiary of Vodafone on February 21, 2014. See Note 2 for additional information. At December 31, 2013, our investment in Vodafone Omnitel included goodwill of $1.1 billion.

Other Equity Investees

The remaining investments include wireless partnerships in the U.S., limited partnership investments in entities that invest in affordable housing projects and other smaller domestic and international investments.

Summarized Financial Information

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions	)
At December 31,	2013
Current assets	$3,983
Noncurrent assets	7,748

Total assets	$11,731

Current liabilities	$4,692
Noncurrent liabilities	5
Equity	7,034

Total liabilities and equity	$11,731

Income Statement

	(dollars in millions)
Years Ended December 31,	2013	2012
Net revenue	$8,984	$10,825
Operating income	1,632	2,823
Net income	925	1,679

The financial information for our equity method investees in 2014, including Vodafone Omnitel through the closing of the Wireless Transaction in February 2014, was not significant and therefore is not reflected in the tables above.